POST-EMPLOYMENT BENEFITS - Reconciliation of the liabilities of the pension plans and other benefits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Amounts recognized in balance sheet and statement of income for the year
Fair value of plan assets	R$ (27,983,826)	R$ (31,394,339)
Social security defined benefit plans
Amounts recognized in balance sheet and statement of income for the year
Present value of actuarial obligations partially or totally hedged	32,654,956	37,523,363
Fair value of plan assets	(27,983,826)	(31,394,339)
Net Liabilities / (Assets)	5,839,349	6,791,370
Net current service cost	72,507	80,782
Net interest cost	381,672	323,488
Actuarial expense / (revenue) recognized in the year	454,179	404,270
Social security defined benefit plans | Effect of asset ceiling
Amounts recognized in balance sheet and statement of income for the year
Net Liabilities / (Assets)	R$ 1,168,219	R$ 662,346